American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2023

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.9%
American Century Low Volatility ETF	6,771	299,024
Avantis U.S. Equity Fund G Class	291,760	3,985,440
Avantis U.S. Small Cap Value Fund G Class	26,853	357,944
Focused Dynamic Growth Fund G Class(2)	33,780	1,422,127
Focused Large Cap Value Fund G Class	266,353	2,655,541
Growth Fund G Class	28,354	1,210,713
Heritage Fund G Class(2)	25,087	568,971
Mid Cap Value Fund G Class	40,511	635,207
Small Cap Growth Fund G Class	18,540	354,479
		11,489,446
Domestic Fixed Income Funds — 29.3%
Avantis Core Fixed Income Fund G Class	664,207	5,672,325
Avantis Short-Term Fixed Income Fund G Class	12,161	113,952
High Income Fund G Class	166,256	1,378,260
Inflation-Adjusted Bond Fund G Class	59,539	649,567
Short Duration Inflation Protection Bond Fund G Class	23,218	238,680
		8,052,784
International Equity Funds — 18.4%
Avantis Emerging Markets Equity Fund G Class	60,739	629,257
Avantis International Equity Fund G Class	138,038	1,537,739
Emerging Markets Fund G Class	38,395	385,106
Focused International Growth Fund G Class	51,013	850,380
Global Real Estate Fund G Class	41,712	485,940
International Small-Mid Cap Fund G Class	28,286	273,811
International Value Fund G Class	59,731	477,247
Non-U.S. Intrinsic Value Fund G Class	41,308	408,532
		5,048,012
International Fixed Income Funds — 10.4%
Emerging Markets Debt Fund G Class	77,490	685,013
Global Bond Fund G Class	251,251	2,180,861
		2,865,874
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $28,062,747)		27,456,116
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$27,456,116

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$210	$116	$41	$14	$299	7	$(7)	$3
Avantis U.S. Equity Fund	3,699	1,197	1,057	146	3,985	292	(170)	59
Avantis U.S. Small Cap Value Fund	343	116	80	(21)	358	27	(10)	23
Focused Dynamic Growth Fund(3)	2,503	801	2,225	343	1,422	34	(483)	—
Focused Large Cap Value Fund	2,437	801	665	83	2,656	266	(107)	163
Growth Fund	—	1,255	133	89	1,211	28	2	27
Heritage Fund(3)	556	148	188	53	569	25	(44)	—
Mid Cap Value Fund	589	188	134	(8)	635	41	(25)	44
Small Cap Growth Fund	333	94	107	34	354	19	(28)	2
Avantis Core Fixed Income Fund	4,475	2,725	1,578	50	5,672	664	(226)	127
Avantis Short-Term Fixed Income Fund	68	63	18	1	114	12	(1)	1
High Income Fund	1,093	531	266	20	1,378	166	(46)	61
Inflation-Adjusted Bond Fund	489	293	101	(31)	650	60	(13)	26
Short Duration Inflation Protection Bond Fund	140	140	33	(8)	239	23	(2)	9
Avantis Emerging Markets Equity Fund	405	305	101	20	629	61	(25)	21
Avantis International Equity Fund	1,415	410	481	194	1,538	138	(102)	32
Emerging Markets Fund	548	135	396	98	385	38	(121)	10
Focused International Growth Fund	795	250	319	124	850	51	(88)	10
Global Real Estate Fund	450	149	101	(12)	486	42	(33)	4
International Small-Mid Cap Fund	273	60	88	29	274	28	(29)	2
International Value Fund	—	445	2	34	477	60	—	14
Non-U.S. Intrinsic Value Fund	798	200	740	151	409	41	(94)	21
Emerging Markets Debt Fund	552	234	131	30	685	77	(24)	23
Global Bond Fund	1,695	1,049	504	(59)	2,181	251	(70)	106
	$23,866	$11,705	$9,489	$1,374	$27,456	2,451	$(1,746)	$788
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.